Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jan. 31, 2018
Accounting Policies [Abstract]
Shares outstanding for the earnings (loss) per share calculations
The following table sets forth the shares outstanding for the earnings per share calculations:

	Year Ended January 31,
	2018	2017	2016
Weighted-average common shares outstanding - Basic	31,192,439	30,776,479	35,084,343
Dilutive effect of stock options and restricted stock units	585,384	—	472,726
Weighted-average common shares outstanding - Diluted	31,777,823	30,776,479	35,557,069